Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ 531,848	₩ (1,492,664)	₩ 818,857
Other receivables	(96,141)	(441,412)	210,630
Inventories	(195,309)	(6,346,717)	1,443,931
Other current assets	(230,084)	(210,614)	51,750
Other non-current assets	42,767	(246,066)	(92,068)
Trade accounts and notes payable	141,925	1,401,942	594,414
Other payables	611,932	170,209	(78,997)
Other current liabilities	(213,738)	241,998	101,027
Provisions	(295,624)	(154,471)	(81,988)
Payments of severance benefits	(300,353)	(253,207)	(225,293)
Plan assets	(59,461)	(186,548)	(94,121)
Other non-current liabilities	(306,251)	473,240	207,766
Changes in operating cash flows	₩ (368,489)	₩ (7,044,310)	₩ 2,855,908